Stock Based Compensation - Fair value of stock options (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		47.17%	47.69%
Expected volatility, maximum		55.47%	49.17%
Risk-free interest rate, minimum		1.57%	2.60%
Risk-free interest rate, maximum		2.64%	3.06%
Expected dividend yield		0.00%	0.00%
Weighted average estimated fair value of stock options granted during the year	$ 2.22	$ 0.16	$ 0.08
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	47.24%
Risk-free interest rate, minimum	0.35%
Expected term (in years)	5 years 11 months 12 days	5 years	5 years 5 months 27 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, maximum	48.93%
Risk-free interest rate, maximum	1.44%
Expected term (in years)	6 years 3 months	6 years 10 months 10 days	6 years 1 month 17 days